Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Advisory Research MLP & Energy Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – Advisory Research MLP & Energy Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Advisory Research MLP & Energy Income Fund (the "Fund") are primarily to seek current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 45 of this Prospectus and in Appendix A of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2017, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity and debt securities of master limited partnerships ("MLPs") focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure include MLP parent companies and other MLP affiliates (together with MLPs, "MLP Entities"), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Fund's advisor, Advisory Research, Inc. (the "Advisor" or "ARI"), considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Advisor considers a company to be focused in the energy infrastructure sector if at least 50% of the company's assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.

In addition to making direct investments in MLP equity units, the Advisor intends to invest the Fund's remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Advisor intends to allocate the Fund's assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund's portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund's investment in equity securities may include both common and preferred stock. The Fund's investment in debt securities may include both investment grade debt securities and high yield debt securities (often called "junk bonds"), which are securities rated below investment grade (that is, rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), comparably rated by another statistical rating organization, or, if unrated, determined by the Advisor to be of comparable credit quality). The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody's or B- by Standard & Poor's or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable credit quality. The Fund may invest in debt securities of any maturity. The Fund is classified as "non-diversified" under the Investment Company Act, which means that it may invest in the securities of relatively few issuers.

The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers. Such investments in securities of foreign issuers may include American Depository Receipts ("ADRs") and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund's overall portfolio.

The Fund may invest up to 15% of its net assets in securities that are not registered under the Securities Act of 1933 or that otherwise may not be sold in public offerings, which are commonly known as "restricted" securities. The Fund will typically acquire restricted securities in directly negotiated transactions.

The Fund may invest in initial public offerings ("IPOs"), other investment companies including exchange-traded funds ("ETFs"), and exchange-traded notes ("ETNs"). ETFs are investment companies that generally seek to track the performance of specific indices, shares of which are traded on exchanges. The Fund will include ETFs that primarily invest in MLPs and/or other companies focused in the energy infrastructure sector for purposes of satisfying the Fund's investment strategy of investing at least 80% of its total assets in equity and debt securities of MLPs focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity and debt securities of master limited partnerships ("MLPs") focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Capital Markets Risk. MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers' access to capital markets, their distribution growth prospects could be at risk. For example, recent decreases in oil prices have had a substantial impact on the prices of publicly-traded equity securities of energy infrastructure companies.

Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund's exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund's performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Energy and Natural Resource Company Risk. Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk. For example, recent decreases in oil prices have had a substantial impact on the prices of publicly-traded equity securities of energy infrastructure companies.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN Risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

General MLP Risk. MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

Hedging Risk. It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund's hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

High Yield ("Junk") Bond Risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk. MLPs and other higher yield securities historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, these types of securities may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, significant portions of the market value of MLPs and other higher yield securities may be based upon their current yields. Accordingly, the prices of these securities may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Leveraging Risk. Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund's custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund's advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Non-Diversification Risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tax Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Code"). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under "Federal Income Tax Consequences."

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income, but those deductions may be recaptured in the Fund's income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I Shares
Highest Calendar Quarter Return at NAV	19.84%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(23.53)%	Quarter Ended 09/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class A started on May 18, 2011. Class C started on April 2, 2012. Class I started on December 27, 2010. The performance figures for Class A and Class C include the performance for the Class I for the periods prior to the start date of each such Class. Class A and Class C impose higher expenses than that of Class I. For the index shown, the measurement period used in computing the returns for the "Since Inception" period begins on December 27, 2010.

Advisory Research MLP & Energy Income Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[2]
One Year	rr_ExpenseExampleYear01	$ 685
Three Years	rr_ExpenseExampleYear03	969
Five Years	rr_ExpenseExampleYear05	1,274
Ten Years	rr_ExpenseExampleYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	(11.10%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2011
Advisory Research MLP & Energy Income Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFFX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%	[2]
One Year	rr_ExpenseExampleYear01	$ 321
Three Years	rr_ExpenseExampleYear03	673
Five Years	rr_ExpenseExampleYear05	1,154
Ten Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,483
1 Year	rr_AverageAnnualReturnYear01	(7.50%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2012
Advisory Research MLP & Energy Income Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[2]
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,398
Annual Return 2011	rr_AnnualReturn2011	15.64%
Annual Return 2012	rr_AnnualReturn2012	6.28%
Annual Return 2013	rr_AnnualReturn2013	19.29%
Annual Return 2014	rr_AnnualReturn2014	12.70%
Annual Return 2015	rr_AnnualReturn2015	(35.77%)
Annual Return 2016	rr_AnnualReturn2016	35.27%
Annual Return 2017	rr_AnnualReturn2017	(5.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.53%)
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Advisory Research MLP & Energy Income Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.07%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010	[3]
Advisory Research MLP & Energy Income Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.90%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010	[3]
Advisory Research MLP & Energy Income Fund | Alerian MLP Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Advisory Research MLP & Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – Advisory Research MLP & Energy Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Advisory Research MLP & Energy Infrastructure Fund (the "Fund") are primarily to seek current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2017, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of master limited partnerships ("MLPs") focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure include MLP parent companies and other MLP affiliates (together with MLPs, "MLP Entities"), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Fund's advisor, Advisory Research, Inc. (the "Advisor" or "ARI"), considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Advisor considers a company to be focused in the energy infrastructure sector if at least 50% of the company's assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.

In addition to making direct investments in MLP equity units, the Advisor intends to invest the Fund's remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Advisor intends to allocate the Fund's assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation, the Fund's portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund's investment in equity securities may include both common and preferred stock. The Fund's investment in debt securities may include both investment grade debt securities and high yield debt securities (often called "junk bonds"), which are securities rated below investment grade (that is, rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), comparably rated by another statistical rating organization, or, if unrated, determined by the Advisor to be of comparable credit quality). The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody's or B- by Standard & Poor's or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Advisor to be of comparable credit quality. The Fund may invest in debt securities of any maturity. The Fund is classified as "non-diversified" under the Investment Company Act, which means that it may invest in the securities of relatively few issuers.

The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers which may include American Depository Receipts ("ADRs") and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund's overall portfolio.

The Fund may invest up to 15% of its net assets in securities that are not registered under the Securities Act of 1933 or that otherwise may not be sold in public offerings, which are commonly known as "restricted" securities. The Fund will typically acquire restricted securities in directly negotiated transactions.

The Fund may invest in initial public offerings ("IPOs"), other investment companies including exchange-traded funds ("ETFs"), and exchange-traded notes ("ETNs"). ETFs are investment companies that generally seek to track the performance of specific indices, shares of which are traded on exchanges. The Fund will include ETFs that primarily invest in MLPs and/or other companies focused in the energy infrastructure sector for purposes of satisfying the Fund's investment strategy of investing at least 80% of its total assets in equity and debt securities of MLPs focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of master limited partnerships ("MLPs") focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Capital Markets Risk. MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers' access to capital markets, their distribution growth prospects could be at risk.

Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund's exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund's performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Energy and Natural Resource Company Risk. Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk. For example, recent decreases in oil prices have had a substantial impact on the prices of publicly-traded equity securities of energy infrastructure companies.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN Risk. ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

General MLP Risk. MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

Hedging Risk. It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund's hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

High Yield ("Junk") Bond Risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk. MLPs and other higher yield securities historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, these types of securities may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, significant portions of the market value of MLPs and other higher yield securities may be based upon their current yields. Accordingly, the prices of these securities may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Leveraging Risk. Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund's custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Non-Diversification Risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tax Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a "regulated investment company" under the Code. To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under "Federal Income Tax Consequences."

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income, but those deductions may be recaptured in the Fund's income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. The performance shown for periods prior to July 18, 2014, is for a privately-offered class of shares of the Fund that no longer exists and was exchanged for the currently outstanding publicly-offered shares of the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	21.00%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(23.92)%	Quarter Ended 09/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Advisory Research MLP & Energy Infrastructure Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPPX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[2]
One Year	rr_ExpenseExampleYear01	$ 93
Three Years	rr_ExpenseExampleYear03	290
Five Years	rr_ExpenseExampleYear05	504
Ten Years	rr_ExpenseExampleYear10	$ 1,120
Annual Return 2011	rr_AnnualReturn2011	15.64%
Annual Return 2012	rr_AnnualReturn2012	7.28%
Annual Return 2013	rr_AnnualReturn2013	20.14%
Annual Return 2014	rr_AnnualReturn2014	13.01%
Annual Return 2015	rr_AnnualReturn2015	(36.96%)
Annual Return 2016	rr_AnnualReturn2016	33.15%
Annual Return 2017	rr_AnnualReturn2017	(5.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.92%)
1 Year	rr_AverageAnnualReturnYear01	(5.91%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2010
Advisory Research MLP & Energy Infrastructure Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.87%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.27%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2010	[4]
Advisory Research MLP & Energy Infrastructure Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.07%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.88%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2010	[4]
Advisory Research MLP & Energy Infrastructure Fund | Alerian MLP Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2010
Advisory Research MLP & Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – Advisory Research MLP & Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Advisory Research MLP & Equity Fund (the "Fund") is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 45 of this Prospectus and in Appendix A of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended November 30, 2017, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity securities of master limited partnerships ("MLPs") and equity securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure include MLP parent companies and other MLP affiliates (together with MLPs, "MLP Entities"), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Fund's advisor, Advisory Research, Inc. (the "Advisor" or "ARI"), considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Advisor considers a company to be focused in the energy infrastructure sector if at least 50% of the company's assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.

In addition to making direct investments in MLP equity units, the Advisor intends to invest the Fund's remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations. The Fund's investment in equity securities is principally composed of common stock.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, which means that it may invest in the securities of relatively few issuers.

The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers. Such investments in securities of foreign issuers may include American Depository Receipts ("ADRs") and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

The Fund may invest in initial public offerings ("IPOs").

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its total assets in publicly traded equity securities of master limited partnerships ("MLPs") and equity securities of other companies focused in the energy infrastructure sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Capital Markets Risk. MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers' access to capital markets, their distribution growth prospects could be at risk.

Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Energy and Natural Resource Company Risk. Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk. For example, recent decreases in oil prices have had a substantial impact on the prices of publicly-traded equity securities of energy infrastructure companies.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

General MLP Risk. MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

Interest Rate Risk. MLPs and other higher yield securities historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, these types of securities may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, significant portions of the market value of MLPs and other higher yield securities may be based upon their current yields. Accordingly, the prices of these securities may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Non-Diversification Risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Tax Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a "regulated investment company" under the Code. To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under "Federal Income Tax Consequences."

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund's taxable income, but those deductions may be recaptured in the Fund's income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I Shares
Highest Calendar Quarter Return at NAV	24.56%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(6.53)%	Quarter Ended 06/30/2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Advisory Research MLP & Equity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFJX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.01%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.36%	[2],[5]
One Year	rr_ExpenseExampleYear01	$ 681
Three Years	rr_ExpenseExampleYear03	1,282
Five Years	rr_ExpenseExampleYear05	1,908
Ten Years	rr_ExpenseExampleYear10	$ 3,584
1 Year	rr_AverageAnnualReturnYear01	(10.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Advisory Research MLP & Equity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFKX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.76%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.11%	[2],[5]
One Year	rr_ExpenseExampleYear01	$ 317
Three Years	rr_ExpenseExampleYear03	997
Five Years	rr_ExpenseExampleYear05	1,800
Ten Years	rr_ExpenseExampleYear10	3,896
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	997
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,896
1 Year	rr_AverageAnnualReturnYear01	(7.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Advisory Research MLP & Equity Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFEX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.76%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.11%	[2],[5]
One Year	rr_ExpenseExampleYear01	$ 113
Three Years	rr_ExpenseExampleYear03	700
Five Years	rr_ExpenseExampleYear05	1,313
Ten Years	rr_ExpenseExampleYear10	$ 2,969
Annual Return 2016	rr_AnnualReturn2016	39.58%
Annual Return 2017	rr_AnnualReturn2017	(5.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.53%)
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Advisory Research MLP & Equity Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.40%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015	[4]
Advisory Research MLP & Equity Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.85%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.00%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015	[4]
Advisory Research MLP & Equity Fund | Alerian MLP Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10% and 1.10% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until March 31, 2019, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.